INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2016	2017	2018
Loss before income taxes:
PRC	144,158	130,961	237,232
Other jurisdictions	140,569	202,015	202,427
Total loss before income taxes	284,727	332,976	439,659

Current tax expenses:
PRC	311	5,546	27,206
Other jurisdictions	1,998	—	—
Total current tax expenses	2,309	5,546	27,206

Deferred tax benefits:
PRC	(10,935)	(11,683)	(36,597)
Other jurisdictions	311	61	—
Total deferred tax benefits	(10,624)	(11,622)	(36,597)

Total income taxes benefits	(8,315)	(6,076)	(9,391)

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Years ended December 31,
	2016	2017	2018

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC entities not subject to income tax	(13.7)%	(14.8)%	(9.2)%
Tax differential for entities in non-PRC jurisdiction	0.5%	(0.8)%	(1.2)%
Tax effect of current year permanent differences	(0.3)%	0.0%	(1.3)%
Expiration of unused net operating losses	(2.9)%	(2.6)%	(10.1)%
Change in valuation allowance	(5.5)%	(5.2)%	(1.0)%
Return to provision adjustment on permanent differences	(0.2)%	0.2%	(0.1)%
	2.9%	1.8%	2.1%

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2017	2018
Deferred tax assets:
Allowance for accounts receivable	—	48
Government subsidy	4,197	3,643
Accrued expenses	14,024	26,867
Asset retirement obligation	4,412	8,970
Net operating loss carry forwards	170,267	192,505
Total gross deferred tax assets	192,900	232,033
Valuation allowance on deferred tax assets	(152,241)	(155,852)
Deferred tax assets, net of valuation allowance	40,659	76,181

Deferred tax liabilities:
Property and equipment	(52,417)	(80,544)
Intangible assets	(82,305)	(116,156)
Prepaid land use rights	(1,693)	(1,653)
Obligation under capital lease and other financing obligations	(14,216)	(12,732)
Total deferred tax liabilities	(150,631)	(211,085)

Net deferred tax liabilities	(109,972)	(134,904)

Analysis as:
Deferred tax assets	14,305	36,974
Deferred tax liabilities	(124,277)	(171,878)
Net deferred tax liabilities	(109,972)	(134,904)

Schedule of movement of the valuation allowance for the deferred tax assets

	Years ended December 31,
	2016	2017	2018

Balance at the beginning of the year	118,952	134,935	152,241
Increase during the year	15,983	17,306	3,611
Balance at the end of the year	134,935	152,241	155,852